Loans Receivable (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Troubled debt restructurings [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	$ 63,384	$ 81,805
Troubled debt restructurings [Member] | Residential [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	6,156	3,868
Troubled debt restructurings [Member] | Residential Held For Sale [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Troubled debt restructurings [Member] | Commercial Real Estate [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	17,384	6,250
Troubled debt restructurings [Member] | Construction and development [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	39,844	71,687
Troubled debt restructurings [Member] | Commercial [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Troubled debt restructurings [Member] | Installment [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Performing troubled debt restructurings [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	15,926	72,603
Performing troubled debt restructurings [Member] | Residential [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	593	848
Performing troubled debt restructurings [Member] | Residential Held For Sale [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Performing troubled debt restructurings [Member] | Commercial Real Estate [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	3,812	6,250
Performing troubled debt restructurings [Member] | Construction and development [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	11,521	65,505
Performing troubled debt restructurings [Member] | Commercial [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Performing troubled debt restructurings [Member] | Installment [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	$ 0	$ 0